AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2%
	AEROSPACE & DEFENSE - 3.9%
22	General Dynamics Corporation	$ 5,158
19	Huntington Ingalls Industries, Inc.	3,884
20	L3Harris Technologies, Inc.	5,046
15	Lockheed Martin Corporation	6,507
12	Northrop Grumman Corporation	5,306
72	Raytheon Technologies Corporation	7,394
		33,295
	AUTOMOTIVE - 2.2%
137	BorgWarner, Inc.	5,618
16	Tesla, Inc.(a)	13,927
		19,545
	BANKING - 7.1%
369	Bank of America Corporation	16,310
60	Comerica, Inc.	5,729
135	Fifth Third Bancorp	6,458
37	First Republic Bank	6,411
387	Huntington Bancshares, Inc.	6,006
257	Regions Financial Corporation	6,217
10	SVB Financial Group(a)	6,060
131	Truist Financial Corporation	8,151
		61,342
	BIOTECH & PHARMA - 5.1%
156	Bristol-Myers Squibb Company	10,712
139	Gilead Sciences, Inc.	8,396
52	Moderna, Inc.(a)	7,987
13	Regeneron Pharmaceuticals, Inc.(a)	8,039
46	Zoetis, Inc.	8,908
		44,042
	CABLE & SATELLITE - 2.7%
22	Charter Communications, Inc., Class A(a)	13,239
332	DISH Network Corporation, Class A(a)	10,611
		23,850
	CHEMICALS - 1.7%
18	Air Products and Chemicals, Inc.	4,253

AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	CHEMICALS - 1.7% (Continued)
41	CF Industries Holdings, Inc.	$ 3,329
50	DuPont de Nemours, Inc.	3,869
66	Mosaic Company (The)	3,460
		14,911
	CONTAINERS & PACKAGING - 0.4%
39	Ball Corporation	3,500

	DATA CENTER REIT - 0.9%
25	Digital Realty Trust, Inc.	3,373
6	Equinix, Inc.	4,258
		7,631
	E-COMMERCE DISCRETIONARY - 3.4%
7	Amazon.com, Inc.(a)	21,500
46	Etsy, Inc.(a)	7,125
		28,625
	ELECTRIC UTILITIES - 2.5%
36	Ameren Corporation	3,094
108	CenterPoint Energy, Inc.	2,954
62	Constellation Energy Corporation	2,851
39	Eversource Energy	3,190
79	NextEra Energy, Inc.	6,183
51	Xcel Energy, Inc.	3,434
		21,706
	ELECTRICAL EQUIPMENT - 1.0%
13	Generac Holdings, Inc.(a)	4,101
10	Roper Technologies, Inc.	4,482
		8,583
	FOOD - 2.4%
99	Lamb Weston Holdings, Inc.	6,577
74	McCormick & Company, Inc.	7,043
80	Tyson Foods, Inc., Class A	7,412
		21,032
	HEALTH CARE FACILITIES & SERVICES - 3.8%
71	Catalent, Inc.(a)	7,245

AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.8% (Continued)
53	Quest Diagnostics, Inc.	$ 6,957
39	UnitedHealth Group, Inc.	18,559
		32,761
	HOME CONSTRUCTION - 0.7%
75	DR Horton, Inc.	6,405

	INFRASTRUCTURE REIT - 0.5%
22	American Tower Corporation	4,991

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
49	Cboe Global Markets, Inc.	5,747
62	Intercontinental Exchange, Inc.	7,943
108	Morgan Stanley	9,801
		23,491
	INSURANCE - 1.4%
105	Aflac, Inc.	6,414
48	Cincinnati Financial Corporation	5,894
		12,308
	INTERNET MEDIA & SERVICES - 2.0%
44	Netflix, Inc.(a)	17,359

	LEISURE FACILITIES & SERVICES - 1.4%
4	Chipotle Mexican Grill, Inc.(a)	6,093
14	Domino's Pizza, Inc.	6,051
		12,144
	MACHINERY - 0.6%
30	Caterpillar, Inc.	5,627

	MEDICAL EQUIPMENT & DEVICES - 4.0%
22	Abiomed, Inc.(a)	6,836
19	DexCom, Inc.(a)	7,864
24	Illumina, Inc.(a)	7,838
23	Thermo Fisher Scientific, Inc.	12,513
		35,051

AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	OFFICE REIT - 0.4%
17	Alexandria Real Estate Equities, Inc.	$ 3,220

	OIL & GAS PRODUCERS - 3.5%
152	Exxon Mobil Corporation	11,920
81	Marathon Petroleum Corporation	6,307
152	Occidental Petroleum Corporation	6,647
70	Phillips 66	5,897
		30,771
	RENEWABLE ENERGY - 1.6%
83	Enphase Energy, INC.(a)	13,836

	RETAIL - CONSUMER STAPLES - 3.3%
32	Dollar General Corporation	6,347
168	Kroger Company (The)	7,862
110	Walmart, Inc.	14,868
		29,077
	RETAIL - DISCRETIONARY - 2.6%
4	AutoZone, Inc.(a)	7,454
30	Home Depot, Inc. (The)	9,474
30	Tractor Supply Company	6,114
		23,042
	SEMICONDUCTORS - 9.3%
102	Applied Materials, Inc.	13,688
28	Broadcom, Inc.	16,448
320	Intel Corporation	15,264
22	Lam Research Corporation	12,350
93	NVIDIA Corporation	22,679
		80,429
	SOFTWARE - 8.8%
41	Fortinet, Inc.(a)	14,125
29	Intuit, Inc.	13,757
116	Microsoft Corporation	34,660
186	Oracle Corporation	14,130
		76,672

AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SPECIALTY REITS - 0.4%
67	Iron Mountain, Inc.	$ 3,295

	STEEL - 0.5%
31	Nucor Corporation	4,080

	TECHNOLOGY HARDWARE - 2.1%
54	Garmin Ltd.	5,964
57	Motorola Solutions, Inc.	12,564
		18,528
	TECHNOLOGY SERVICES - 6.8%
68	CDW Corporation/DE	11,727
134	Fidelity National Information Services, Inc.	12,761
72	Jack Henry & Associates, Inc.	12,730
40	Leidos Holdings, Inc.	4,074
83	Visa, Inc., Class A	17,937
		59,229
	TELECOMMUNICATIONS - 4.9%
1,022	Lumen Technologies, Inc.	10,588
103	T-Mobile US, Inc.(a)	12,691
361	Verizon Communications, Inc.	19,374
		42,653
	TIMBER REIT - 0.4%
85	Weyerhaeuser Company	3,305

	TRANSPORTATION & LOGISTICS - 1.8%
21	FedEx Corporation	4,668
20	JB Hunt Transport Services, Inc.	4,059
35	United Parcel Service, Inc., Class B	7,364
		16,091
	TRANSPORTATION EQUIPMENT - 0.4%
40	Westinghouse Air Brake Technologies Corporation	3,713

AMBERWAVE INVEST USA JSG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.0%
106	Archer-Daniels-Midland Company	$ 8,316

	TOTAL COMMON STOCKS (Cost $867,595)	854,456

	TOTAL INVESTMENTS - 98.2% (Cost $867,595)	$ 854,456
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	15,903
	NET ASSETS - 100.0%	$ 870,359

ETF	- Exchange-Traded Fund
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.